Variable Interest Entities and Other Consolidation Matters	12 Months Ended
Oct. 31, 2022
Variable Interest Entities and other Consolidation Matters [Abstract]
VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS

NOTE 3 – VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS

On June 15, 2020, Jiuzi WFOE, Zhejiang Jiuzi and the Zhejiang Jiuzi Shareholders. The key terms of these VIE Agreements are summarized in “Note 1 - Organization and Principal Activities” above.

VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Jiuzi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Zhejiang Jiuzi and its subsidiaries, because it has both of the following characteristics:

1.	power to direct activities of Zhejiang Jiuzi that most significantly impact its economic performance, and

2.	obligation to absorb losses of the entity that could potentially be significant to Zhejiang Jiuzi or right to receive benefits from the entity that could potentially be significant to Zhejiang Jiuzi.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE Agreements, it may not be able to exert effective control over Zhejiang Jiuzi and its ability to conduct its business may be materially and adversely affected.

All of the Company’s main current operations are conducted through Zhejiang Jiuzi and its subsidiaries. Current regulations in China permit Zhejiang Jiuzi to pay dividends to the Company only out of its accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of Zhejiang Jiuzi to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

Risks of variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the VIE Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the VIE Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the VIE Arrangements is remote based on current facts and circumstances.

The following financial information of the VIEs in the PRC are included in the accompanying consolidated financial statements as of October 31, 2022 and 2021, and for the years ended October 31, 2022, 2021 and 2020.

	October 31,	October 31,
	2022	2021
Current assets
Cash and cash equivalents	207,252	433,430
Restricted cash	41,231	-
Short-term investment	834,303	1,180,772
Accounts receivables	39,349	6,566
Accounts receivables – related parties	214,946	529,407
Due from related parties	72,363	372,759
Inventories	628,187	266,106
Advances to suppliers	392,776	1,594,278
Loans receivable from related parties, net - current portion,	6,661,290	9,673,893
Other receivables and other current assets	1,080,993	1,228,738
	10,172,690	15,285,949
Non-current assets
Property, plant and equipment, intangible assets	653,752	391,161
Operating lease right of use asset	725,904	846,200
Loans receivable from related parties, non-current portion	1,631,340	4,136,657
Other non-current assets	66,784	558,702
	3,077,780	5,932,720

Total assets of VIE	13,250,470	21,218,669

Current Liabilities
Accruals and other payables	295,182	595,364
Accounts payable – related party	6,986	44,366
Accounts payable	-	15,695
Taxes payable	2,652,103	2,923,130
Operating lease liabilities - current	374,676	163,148
Amounts due to parent and non-VIE subsidiaries of the Company	9,343,423	6,670,432
Contract liability	1,343,442	114,916
Contract liability – related party-current	825,990	164,804
	14,841,802	10,691,855
Non-current liabilities
Operating lease liabilities – non-current	393,509	537,432
Contract liability – related party-non current	150,494	-
Deferred income	236,290	1,263,840
Other non-current liabilities	130,131	-
	910,424	1,801,272

Total liabilities of VIE	15,752,226	12,493,127

	For the years ended
	October 31, 2022	October 31, 2021	October 31, 2020
Revenues	6,340,245	9,536,987	8,210,595
Net income (loss)	(12,235,731)	1,433,167	3,423,542
Net cash (used in) generated by operating activities	(306,089)	(1,160,565)	515,297
Net cash (used in) generated by investing activities	236,885	(1,485,306)	(26,288)
Net cash provided by financing activities	(115,742)	(38,916)	(164,056)

As of October 31, 2022 and 2021, the VIEs have not incurred any amount due from non-VIE subsidiaries of the Company.

As of October 31, 2022 and 2021, the VIEs have $9,343,423 and $8,519,354 due to non-VIE subsidiaries of the Company.

All material related party transactions are disclosed in Note 11 or elsewhere in these consolidated financial statements. For the years ended October 31, 2022, 2021 and 2020, the VIES have not entered into any transaction with other subsidiaries that are not VIEs. If and when such transaction incurs, such transaction would be eliminated upon consolidation.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves. As all VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

The Company and its directly and indirectly wholly owned subsidiaries, Jiuzi (HK) and Jiuzi WFOE do not have any substantial assets or liabilities or result of operations. They were incorporated for the purpose of providing a tax efficient structure for the Zhejiang Jiuzi to raise additional capital for its development.